Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions, $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of classes of share capital [line items]
Amount	$ 101,977	$ 99,818
Issued capital [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	158.0		226.0
Amount	$ 3,950		$ 5,650
Issued capital [member] | Other equity securities [member] | Limited Recourse Capital Notes [member]
Disclosure of classes of share capital [line items]
Number of shares	1.8
Amount	$ 1,750
Issued capital [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Number of shares	159.8		226.0
Amount	$ 5,700	$ 5,700	$ 5,650	$ 5,650